Segmented Information - Schedule of Company's Geographical Information (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of geographical areas [line items]
Sales	$ 212,400	$ 199,684	$ 411,652	$ 397,635
Percentage of revenue derived from mineral stream interests located in geographic area	100.00%	100.00%	100.00%	100.00%
Mineral stream interest	$ 5,785,795	$ 5,790,622	$ 5,785,795	$ 5,790,622
Percentage of mineral stream interests located in geographic area	100.00%	100.00%	100.00%	100.00%
Canada [member]
Disclosure of geographical areas [line items]
Sales	$ 15,448	$ 27,106	$ 33,917	$ 57,519
Percentage of revenue derived from mineral stream interests located in geographic area	7.00%	14.00%	8.00%	15.00%
Mineral stream interest	$ 828,190	$ 469,772	$ 828,190	$ 469,772
Percentage of mineral stream interests located in geographic area	14.00%	8.00%	14.00%	8.00%
United States [member]
Disclosure of geographical areas [line items]
Percentage of revenue derived from mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mineral stream interest	$ 433	$ 433	$ 433	$ 433
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Mexico [member]
Disclosure of geographical areas [line items]
Sales	$ 48,285	$ 45,195	$ 92,693	$ 78,828
Percentage of revenue derived from mineral stream interests located in geographic area	23.00%	23.00%	23.00%	20.00%
Mineral stream interest	$ 614,616	$ 550,809	$ 614,616	$ 550,809
Percentage of mineral stream interests located in geographic area	10.00%	10.00%	10.00%	10.00%
Greece [member]
Disclosure of geographical areas [line items]
Sales	$ 2,763	$ 2,021	$ 5,248	$ 5,445
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	1.00%	1.00%	1.00%
Mineral stream interest	$ 7,108	$ 11,347	$ 7,108	$ 11,347
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Portugal [member]
Disclosure of geographical areas [line items]
Sales	$ 2,916	$ 1,918	$ 5,718	$ 4,659
Percentage of revenue derived from mineral stream interests located in geographic area	1.00%	1.00%	1.00%	1.00%
Mineral stream interest	$ 23,141	$ 24,135	$ 23,141	$ 24,135
Percentage of mineral stream interests located in geographic area	0.00%	0.00%	0.00%	0.00%
Sweden [member]
Disclosure of geographical areas [line items]
Sales	$ 4,882	$ 6,750	$ 11,316	$ 12,340
Percentage of revenue derived from mineral stream interests located in geographic area	2.00%	3.00%	3.00%	3.00%
Mineral stream interest	$ 38,623	$ 41,064	$ 38,623	$ 41,064
Percentage of mineral stream interests located in geographic area	1.00%	1.00%	1.00%	1.00%
Argentina / Chile [member]
Disclosure of geographical areas [line items]
Sales	$ 1,723	$ 2,496	$ 4,419	$ 5,171
Percentage of revenue derived from mineral stream interests located in geographic area	2.00%	1.00%	1.00%	1.00%
Mineral stream interest	$ 264,411	$ 497,612	$ 264,411	$ 497,612
Percentage of mineral stream interests located in geographic area	5.00%	9.00%	5.00%	9.00%
Brazil [member]
Disclosure of geographical areas [line items]
Sales	$ 92,327	$ 63,577	$ 165,162	$ 140,206
Percentage of revenue derived from mineral stream interests located in geographic area	43.00%	32.00%	40.00%	35.00%
Mineral stream interest	$ 2,760,314	$ 2,861,619	$ 2,760,314	$ 2,861,619
Percentage of mineral stream interests located in geographic area	48.00%	49.00%	48.00%	49.00%
Peru [member]
Disclosure of geographical areas [line items]
Sales	$ 44,056	$ 50,621	$ 93,179	$ 93,467
Percentage of revenue derived from mineral stream interests located in geographic area	21.00%	25.00%	23.00%	24.00%
Mineral stream interest	$ 1,248,959	$ 1,333,831	$ 1,248,959	$ 1,333,831
Percentage of mineral stream interests located in geographic area	22.00%	23.00%	22.00%	23.00%
Silver interests [member]
Disclosure of geographical areas [line items]
Sales	$ 98,647	$ 108,814	$ 204,813	$ 199,978
Mineral stream interest	1,894,655	2,374,248	1,894,655	2,374,248	$ 2,080,688
Silver interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	35,546	38,775	35,546	38,775
Silver interests [member] | United States [member]
Disclosure of geographical areas [line items]
Mineral stream interest	433	433	433	433
Silver interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	396,458	550,809	396,458	550,809
Silver interests [member] | Greece [member]
Disclosure of geographical areas [line items]
Mineral stream interest	7,108	11,347	7,108	11,347
Silver interests [member] | Portugal [member]
Disclosure of geographical areas [line items]
Mineral stream interest	23,141	24,135	23,141	24,135
Silver interests [member] | Sweden [member]
Disclosure of geographical areas [line items]
Mineral stream interest	38,623	41,064	38,623	41,064
Silver interests [member] | Argentina / Chile [member]
Disclosure of geographical areas [line items]
Mineral stream interest	264,411	497,612	264,411	497,612
Silver interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	1,128,935	1,210,073	1,128,935	1,210,073
Gold interests [member]
Disclosure of geographical areas [line items]
Sales	113,753	90,870	206,839	197,657
Mineral stream interest	3,497,813	3,416,374	3,497,813	3,416,374	$ 3,342,589
Gold interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	399,317	430,997	399,317	430,997
Gold interests [member] | Mexico [member]
Disclosure of geographical areas [line items]
Mineral stream interest	218,158		218,158
Gold interests [member] | Brazil [member]
Disclosure of geographical areas [line items]
Mineral stream interest	2,760,314	2,861,619	2,760,314	2,861,619
Gold interests [member] | Peru [member]
Disclosure of geographical areas [line items]
Mineral stream interest	120,024	$ 123,758	120,024	$ 123,758
Cobalt Interests [member]
Disclosure of geographical areas [line items]
Mineral stream interest	393,327		393,327
Cobalt Interests [member] | Canada [member]
Disclosure of geographical areas [line items]
Mineral stream interest	$ 393,327		$ 393,327